Note 7 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Depreciation	$ (954,569)	$ (1,053,139)
LIFO to average cost Section 481(a) adjustment	(903,330)	(1,284,952)
Total deferred tax liabilities	(1,857,899)	(2,338,091)
Inventory capitalization	106,856	114,428
Postretirement benefits other than pensions	50,798	36,762
Net operating loss carryforward - Federal		184,668
Net operating loss carryforward - State		21,507
Other	154,999	108,560
Total deferred tax assets	312,653	465,925
Net deferred tax liability	$ (1,545,246)	$ (1,872,166)